UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—95.6%

ADVERTISING—1.6%
Focus Media Holding Ltd. #*	699,800	$17,432,018
Nielsen Holdings NV *	36,800	959,376
		18,391,394
AEROSPACE & DEFENSE—1.3%
Goodrich Corp.	68,000	6,162,160
United Technologies Corp.	104,000	8,455,200
		14,617,360
AIR FREIGHT & LOGISTICS—2.7%
FedEx Corp.	105,500	9,528,760
United Parcel Service Inc., Cl. B	284,800	20,397,376
		29,926,136
AIRLINES—0.7%
United Continental Holdings Inc.*	304,400	7,731,760

APPLICATION SOFTWARE—2.0%
Adobe Systems Inc. *	165,100	5,456,555
Informatica Corp. *	109,900	5,099,360
Mentor Graphics Corp. *	522,300	6,651,491
Nice Systems Ltd. #*	153,000	5,006,160
		22,213,566
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
BlackRock Inc.	104,500	20,693,090

AUTO PARTS & EQUIPMENT—0.6%
Lear Corp.*	65,100	6,876,513

AUTOMOBILE MANUFACTURERS—1.3%
Bayerische Motoren Werke AG #	250,300	6,420,195
Daimler AG *	114,300	8,357,616
		14,777,811
BIOTECHNOLOGY—1.2%
Celgene Corp. *	46,400	2,390,992
Cephalon Inc. *	77,400	4,572,792
Human Genome Sciences Inc. *	284,400	6,899,544
		13,863,328
CASINOS & GAMING—0.6%
Las Vegas Sands Corp.*	134,600	6,257,554

COAL & CONSUMABLE FUELS—1.0%
Peabody Energy Corp.	171,300	10,863,846

COMMODITY CHEMICALS—0.5%
Celanese Corp.	133,200	5,526,468

COMMUNICATIONS EQUIPMENT—3.4%
Cisco Systems Inc. *	326,300	6,901,245
Corning Inc.	360,800	8,013,368
Qualcomm Inc.	427,800	23,156,814
		38,071,427
COMPUTER HARDWARE—9.5%
Apple Inc. *	177,900	60,365,027

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER HARDWARE—(CONT.)
Hewlett-Packard Co.	1,043,500	$47,677,515
		108,042,542
COMPUTER STORAGE & PERIPHERALS—1.4%
EMC Corp.*	655,300	16,310,417

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.4%
ArvinMeritor Inc. *	335,400	7,331,844
Caterpillar Inc.	102,200	9,914,422
Cummins Inc.	99,100	10,492,708
		27,738,974
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Mastercard Inc.	38,200	9,034,682

DEPARTMENT STORES—0.6%
Kohl’s Corp.*	128,500	6,525,230

DIVERSIFIED METALS & MINING—1.4%
Cliffs Natural Resources Inc.	109,900	9,392,054
Freeport-McMoRan Copper & Gold Inc.	53,100	5,774,625
		15,166,679
DIVERSIFIED REITS—0.1%
American Assets Trust Inc.*	71,800	1,528,622

DRUG RETAIL—0.7%
CVS Caremark Corp.	217,200	7,428,240

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services Inc.	177,800	5,483,352

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Mosaic Co., /The	129,400	10,486,576

GOLD—0.4%
Yamana Gold Inc.	446,000	5,039,800

HEALTH CARE EQUIPMENT—1.4%
Covidien PLC	268,440	12,742,847
Insulet Corp. *	133,500	2,273,505
		15,016,352
HEALTH CARE FACILITIES—0.6%
Universal Health Services Inc., Cl. B	173,700	7,312,770

HEALTH CARE SERVICES—0.9%
Express Scripts Inc. *	104,000	5,858,320
Medco Health Solutions Inc. *	70,600	4,308,012
		10,166,332
HOME ENTERTAINMENT SOFTWARE—0.4%
Activision Blizzard Inc.*	365,600	4,127,624

HOME IMPROVEMENT RETAIL—1.3%
Lowe’s Companies, Inc.	612,200	15,182,560

HOTELS RESORTS & CRUISE LINES—1.7%
Carnival Corp.	157,060	7,022,153
Wyndham Worldwide Corporation	432,700	12,171,851
		19,194,004

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOUSEHOLD APPLIANCES—0.5%
Stanley Black & Decker Inc.	77,700	$5,647,236

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
Towers Watson & Co.	91,170	4,971,500

HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores Inc.	189,610	10,631,433

INDUSTRIAL CONGLOMERATES—2.1%
3M Co.	105,800	9,301,936
Tyco International Ltd.	315,655	14,150,814
		23,452,750
INDUSTRIAL MACHINERY—2.6%
Flowserve Corp.	64,000	7,999,360
Illinois Tool Works Inc.	194,300	10,393,107
Ingersoll-Rand PLC	243,800	11,507,360
		29,899,827
INTEGRATED OIL & GAS—2.7%
Chevron Corp.	135,100	12,825,043
ConocoPhillips	258,200	18,450,972
		31,276,015
INTERNET RETAIL—2.1%
Amazon.com Inc. *	89,100	15,114,924
Expedia Inc.	369,725	9,302,281
		24,417,205
INTERNET SOFTWARE & SERVICES—7.2%
Baidu Inc. #*	52,600	5,713,938
eBay Inc. *	214,000	6,497,040
Google Inc., Cl. A *	51,510	30,924,543
GSI Commerce Inc. *	487,650	11,235,455
IAC/InterActiveCorp. *	104,100	2,944,989
Sina Corp. *	96,930	8,263,283
VistaPrint Ltd. *	171,200	8,669,568
Yahoo! Inc. *	485,800	7,831,096
		82,079,912
INVESTMENT BANKING & BROKERAGE—0.5%
Lazard Ltd., Cl. A	134,600	5,615,512

IT CONSULTING & OTHER SERVICES—0.8%
International Business Machines Corp.	56,300	9,120,600

LEISURE PRODUCTS—1.1%
Phillips-Van Heusen Corp.	209,200	12,211,004

LIFE & HEALTH INSURANCE—1.6%
MetLife Inc.	189,600	8,677,992
Prudential Financial Inc.	158,000	9,718,580
		18,396,572
LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific Inc.*	188,100	10,772,487

MANAGED HEALTH CARE—1.0%
Aetna Inc.	343,600	11,318,184

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MOVIES & ENTERTAINMENT—1.2%
Liberty Media Corp., Capital, Cl. A *	62,600	$4,110,316
Walt Disney Co., /The	253,400	9,849,658
		13,959,974
OIL & GAS DRILLING—0.5%
Nabors Industries Ltd.*	211,500	5,160,600

OIL & GAS EQUIPMENT & SERVICES—2.5%
Baker Hughes Inc.	140,300	9,611,953
Halliburton Company	176,000	7,920,000
National Oilwell Varco Inc.	151,600	11,203,240
		28,735,193
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Devon Energy Corp.	140,000	12,416,600
Nexen Inc.	640,900	16,118,635
Plains Exploration & Production Co. *	214,700	7,600,380
		36,135,615
OIL, GAS & CONSUMABLE FUELS—0.7%
Williams Cos., Inc., /The	275,200	7,427,648

OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
BM&F Bovespa SA	724,800	5,063,820
JPMorgan Chase & Co.	314,300	14,124,642
		19,188,462
PAPER PRODUCTS—0.4%
International Paper Co.	144,600	4,176,048

PHARMACEUTICALS—1.9%
Allergan Inc.	85,500	6,037,155
Auxilium Pharmaceuticals Inc. *	246,000	5,581,740
Pfizer Inc.	511,600	9,321,352
		20,940,247
PRECIOUS METALS & MINERALS—0.8%
Stillwater Mining Co.*	438,100	9,498,008

RAILROADS—1.3%
CSX Corp.	215,800	15,235,480

RESEARCH & CONSULTING SERVICES—0.3%
Verisk Analytic Inc., Cl. A*	99,500	3,366,085

RESTAURANTS—0.9%
McDonald’s Corp.	131,600	9,694,972

SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	177,999	8,880,370

SEMICONDUCTORS—5.1%
Altera Corp.	210,300	7,900,971
Avago Technologies Ltd.	280,500	8,053,155
Broadcom Corp., Cl. A	195,900	8,833,131
Marvell Technology Group Ltd. *	418,360	7,953,024
ON Semiconductor Corp. *	594,700	6,571,435
Skyworks Solutions Inc. *	275,100	8,739,927
Texas Instruments Inc.	296,200	10,044,142
		58,095,785

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SOFT DRINKS—1.2%
PepsiCo Inc.	203,100	$13,061,361

SPECIALIZED FINANCE—0.3%
CME Group Inc.	11,100	3,425,016

SYSTEMS SOFTWARE—3.1%
Oracle Corp.	1,094,700	35,063,241

TOBACCO—0.6%
Philip Morris International Inc.	127,050	7,272,342

TRUCKING—1.0%
Hertz Global Holdings Inc.*	753,100	11,078,101
TOTAL COMMON STOCKS (Cost $978,108,944)		1,083,799,794

Total Investments (Cost $978,108,944)(a)	95.6%	1,083,799,794
Other Assets in Excess of Liabilities	4.4	50,290,632

NET ASSETS	100.0%	$1,134,090,426

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $983,402,154 amounted to $100,397,640 which consisted of aggregate gross unrealized appreciation of $121,019,069 and aggregate gross unrealized depreciation of $20,621,429.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER LARGE CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.5%

AEROSPACE & DEFENSE—3.0%
Boeing Co., /The	3,600	$250,128
General Dynamics Corp.	3,250	245,050
United Technologies Corp.	3,100	252,029
		747,207
AIR FREIGHT & LOGISTICS—2.1%
FedEx Corp.	2,750	248,380
United Parcel Service Inc., Cl. B	3,700	264,994
		513,374
AIRLINES—0.4%
Delta Air Lines Inc.*	9,550	111,449

APPLICATION SOFTWARE—1.3%
Adobe Systems Inc. *	6,700	221,435
Salesforce.com Inc. *	850	109,769
		331,204
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
BlackRock Inc.	1,300	257,426

AUTOMOBILE MANUFACTURERS—0.7%
General Motors Co.*	4,850	176,977

BIOTECHNOLOGY—1.1%
Celgene Corp. *	2,400	123,672
Gilead Sciences Inc. *	4,200	161,196
		284,868
BREWERS—0.8%
Anheuser-Busch InBev NV#	3,500	193,585

CABLE & SATELLITE—0.8%
Comcast Corporation Cl. A	8,250	187,688

COAL & CONSUMABLE FUELS—1.1%
Peabody Energy Corp.	4,350	275,877

COMMUNICATIONS EQUIPMENT—4.9%
Cisco Systems Inc. *	21,150	447,323
Corning Inc.	11,100	246,531
Juniper Networks Inc. *	2,200	81,664
Qualcomm Inc.	8,300	449,278
		1,224,796
COMPUTER HARDWARE—7.3%
Apple Inc. *	3,650	1,238,517
Hewlett-Packard Co.	12,300	561,987
		1,800,504
COMPUTER STORAGE & PERIPHERALS—1.5%
EMC Corp.*	15,050	374,595

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Deere & Co.	1,450	131,805

CONSUMER FINANCE—0.5%
American Express Co.	2,800	121,464

DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Mastercard Inc.	1,000	236,510

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DATA PROCESSING & OUTSOURCED SERVICES—(CONT.)
Visa Inc., Cl. A	2,450	$171,133
		407,643
DEPARTMENT STORES—0.9%
Kohl’s Corp.*	4,500	228,510

DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	3,600	182,448

DIVERSIFIED METALS & MINING—1.7%
Cliffs Natural Resources Inc.	3,050	260,653
Freeport-McMoRan Copper & Gold Inc.	1,350	146,813
		407,466
DRUG RETAIL—1.0%
CVS Caremark Corp.	7,400	253,080

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Republic Services Inc.	7,200	222,048

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Mosaic Co., /The	2,250	182,340

GENERAL MERCHANDISE STORES—0.9%
Target Corp.	4,100	224,803

GOLD—0.9%
Goldcorp Inc.	5,500	221,155

HEALTH CARE EQUIPMENT—1.5%
Covidien PLC	4,800	227,856
Stryker Corp.	2,350	135,266
		363,122
HEALTH CARE SERVICES—1.0%
Medco Health Solutions Inc.*	4,050	247,131

HOME ENTERTAINMENT SOFTWARE—1.0%
Activision Blizzard Inc. *	11,100	125,319
Electronic Arts Inc. *	8,350	130,177
		255,496
HOME IMPROVEMENT RETAIL—1.1%
Lowe’s Companies, Inc.	11,150	276,520

HOTELS RESORTS & CRUISE LINES—0.9%
Carnival Corp.	5,050	225,786

HOUSEHOLD APPLIANCES—0.7%
Stanley Black & Decker Inc.	2,250	163,530

HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	5,050	318,807

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores Inc.	5,750	322,403

INDUSTRIAL CONGLOMERATES—2.1%
3M Co.	2,950	259,364
Tyco International Ltd.	5,650	253,290
		512,654
INDUSTRIAL GASES—0.7%
Praxair Inc.	1,750	162,820

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL MACHINERY—1.6%
Eaton Corp.	1,500	$161,940
Illinois Tool Works Inc.	4,350	232,682
		394,622
INTEGRATED OIL & GAS—4.2%
Chevron Corp.	5,400	512,622
Exxon Mobil Corp.	6,400	516,352
		1,028,974
INTERNET RETAIL—2.1%
Amazon.com Inc. *	1,950	330,797
Expedia Inc.	7,750	194,990
		525,787
INTERNET SOFTWARE & SERVICES—5.2%
Baidu Inc. #*	1,050	114,062
eBay Inc. *	7,450	226,181
Google Inc., Cl. A *	1,252	751,650
Yahoo! Inc. *	13,150	211,978
		1,303,871
INVESTMENT BANKING & BROKERAGE—1.1%
Charles Schwab Corp., /The	7,500	135,375
Goldman Sachs Group Inc., /The	800	130,896
		266,271
IT CONSULTING & OTHER SERVICES—2.6%
Cognizant Technology Solutions Corp., Cl. A *	2,000	145,900
International Business Machines Corp.	3,150	510,300
		656,200
LIFE & HEALTH INSURANCE—1.1%
Aflac Inc.	2,400	138,192
MetLife Inc.	3,100	141,887
		280,079
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific Inc.*	3,400	194,718

MANAGED HEALTH CARE—1.0%
Aetna Inc.	7,350	242,109

MOVIES & ENTERTAINMENT—2.8%
Time Warner Inc.	8,100	254,744
Viacom Inc., Cl. B	5,250	218,138
Walt Disney Co., /The	6,450	250,711
		723,593
OIL & GAS EQUIPMENT & SERVICES—2.5%
Baker Hughes Inc.	2,500	171,275
Schlumberger Ltd.	4,200	373,758
Weatherford International Ltd. *	3,750	88,950
		633,983
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Devon Energy Corp.	4,700	416,843
Nexen Inc.	12,200	306,830
		723,673

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
JPMorgan Chase & Co.	5,850	$262,899

PACKAGED FOODS & MEATS—0.9%
Kraft Foods Inc., Cl. A	7,100	217,047

PAPER PRODUCTS—0.8%
International Paper Co.	7,200	207,936

PHARMACEUTICALS—4.6%
Allergan Inc.	2,800	197,708
Bristol-Myers Squibb Co.	6,400	161,152
Johnson & Johnson	3,200	191,264
Pfizer Inc.	13,050	237,771
Roche Holding AG #	3,750	143,513
Teva Pharmaceutical Industries Ltd. #	3,900	213,135
		1,144,543
RAILROADS—1.1%
CSX Corp.	3,900	275,340

RESTAURANTS—1.7%
McDonald’s Corp.	3,650	268,895
Starbucks Corp.	4,850	152,921
		421,816
SEMICONDUCTORS—3.1%
Broadcom Corp., Cl. A	4,650	209,669
Intel Corp.	12,400	266,104
Marvell Technology Group Ltd. *	10,300	195,803
Texas Instruments Inc.	2,800	94,948
		766,524
SOFT DRINKS—2.7%
Coca-Cola Co., /The	4,000	251,400
PepsiCo Inc.	6,800	437,307
		688,707
SPECIALTY STORES—0.8%
Staples Inc.	8,850	197,444

SYSTEMS SOFTWARE—3.9%
Check Point Software Technologies Ltd. *	2,800	124,740
Microsoft Corp.	11,150	309,134
Oracle Corp.	16,400	525,291
		959,165
TOBACCO—1.0%
Philip Morris International Inc.	4,350	248,994

	SHARES	VALUE
COMMON STOCKS—(CONT.)

WIRELESS TELECOMMUNICATION SERVICES—1.0%
American Tower Corp., Cl. A*	4,700	$239,042
TOTAL COMMON STOCKS (Cost $21,805,982)		24,513,918

Total Investments (Cost $21,805,982)(a)	98.5%	24,513,918
Other Assets in Excess of Liabilities	1.5	368,774

NET ASSETS	100.0%	$24,882,692

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,836,139 amounted to $2,677,779 which consisted of aggregate gross unrealized appreciation of $3,384,913 and aggregate gross unrealized depreciation of $707,134.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—97.3%

ADVERTISING—0.5%
Interpublic Group of Cos., Inc., /The*	357,700	$3,823,813

AEROSPACE & DEFENSE—1.8%
Goodrich Corp.	154,100	13,964,542

AIRLINES—1.3%
United Continental Holdings Inc.*	381,800	9,697,720

APPAREL RETAIL—1.0%
Abercrombie & Fitch Co., Cl. A	82,400	4,153,784
Chico’s FAS Inc.	293,900	3,209,388
		7,363,172
APPLICATION SOFTWARE—6.1%
Adobe Systems Inc. *	189,300	6,256,365
Cadence Design Systems, Inc. *	448,100	3,889,508
Informatica Corp. *	283,600	13,159,040
Intuit Inc. *	118,800	5,575,284
Nice Systems Ltd. #*	52,565	1,719,927
RealPage Inc. *	149,800	4,103,022
Salesforce.com Inc. *	89,900	11,609,686
		46,312,832
ASSET MANAGEMENT & CUSTODY BANKS—4.5%
Blackstone Group LP	477,000	7,503,210
Janus Capital Group Inc.	585,600	7,560,096
KKR & Co., LP	512,200	7,677,878
T. Rowe Price Group Inc.	169,500	11,173,440
		33,914,624
AUTOMOTIVE RETAIL—0.9%
Carmax Inc.*	209,300	6,833,645

BIOTECHNOLOGY—2.9%
Human Genome Sciences Inc. *	398,900	9,677,313
InterMune Inc. *	98,800	3,692,156
Metabolix Inc. *	638,360	5,649,486
Optimer Pharmaceuticals Inc. *	298,359	3,281,949
		22,300,904
BROADCASTING & CABLE TV—0.8%
Discovery Communications Inc., Series C*	173,400	5,888,664

CASINOS & GAMING—1.0%
Wynn Resorts Ltd.	67,300	7,829,009

COAL & CONSUMABLE FUELS—1.8%
Arch Coal Inc.	116,200	3,979,850
Patriot Coal Corp. *	377,900	9,889,643
		13,869,493
COMMUNICATIONS EQUIPMENT—2.0%
Ciena Corp. *	316,800	6,979,104
Finisar Corp. *	239,300	7,968,690
		14,947,794
COMPUTER & ELECTRONICS RETAIL—0.9%
GameStop Corp., Cl. A*	328,500	6,921,495

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER HARDWARE—1.2%
Teradata Corp.*	213,100	$9,161,169

COMPUTER STORAGE & PERIPHERALS—2.4%
NetApp Inc. *	164,900	9,024,977
SanDisk Corp. *	203,800	9,246,406
		18,271,383
CONSTRUCTION & ENGINEERING—1.8%
Aecom Technology Corp. *	325,500	9,527,385
Chicago Bridge & Iron Co., NV #*	118,100	3,884,309
		13,411,694
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.6%
ArvinMeritor Inc. *	157,400	3,440,764
Cummins Inc.	117,800	12,472,664
Westport Innovations Inc. *	234,900	3,704,373
		19,617,801
DIVERSIFIED METALS & MINING—4.5%
Cliffs Natural Resources Inc.	255,300	21,817,938
Ivanhoe Mines Ltd. *	163,400	4,514,742
Molycorp Inc. *	169,800	7,948,338
		34,281,018
EDUCATION SERVICES—0.5%
ITT Educational Services Inc.*	59,200	3,897,728

ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
AMETEK Inc.	338,650	13,810,147
General Cable Corp. *	200,800	7,431,608
		21,241,755
ELECTRONIC MANUFACTURING SERVICES—1.2%
Trimble Navigation Ltd.*	191,200	8,810,496

ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Stericycle Inc.*	93,300	7,323,117

GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.*	245,700	6,832,917

GOLD—1.7%
Yamana Gold Inc.	1,164,000	13,153,200

HEALTH CARE DISTRIBUTORS—1.0%
Cardinal Health Inc.	189,000	7,845,390

HEALTH CARE FACILITIES—0.5%
Universal Health Services Inc., Cl. B	88,295	3,717,220

HEALTH CARE SERVICES—0.5%
Quest Diagnostics Inc.	69,400	3,952,330

HEALTH CARE TECHNOLOGY—0.3%
SXC Health Solutions Corp.*	49,100	2,362,201

HOME FURNISHING RETAIL—0.8%
Williams-Sonoma Inc.	190,600	6,137,320

HOMEBUILDING—0.8%
NVR Inc.*	7,900	6,043,500

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOTELS RESORTS & CRUISE LINES—3.0%
Interval Leisure Group *	415,700	$6,514,019
Morgans Hotel Group Co. *	423,900	3,829,937
Royal Caribbean Cruises Ltd. *	132,200	5,935,780
Wyndham Worldwide Corporation	215,700	6,067,641
		22,347,377
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Robert Half International Inc.	115,000	3,606,400

INDUSTRIAL MACHINERY—4.1%
Flowserve Corp.	81,200	10,149,188
Pall Corp.	156,300	8,660,583
SPX Corp.	161,200	12,634,856
		31,444,627
INTERNET RETAIL—2.2%
Expedia Inc.	224,200	5,640,872
NetFlix Inc. *	35,600	7,621,248
priceline.com Inc. *	8,900	3,813,828
		17,075,948
INTERNET SOFTWARE & SERVICES—2.8%
OpenTable Inc.*	274,800	21,604,776

INVESTMENT BANKING & BROKERAGE—1.0%
Greenhill & Co., Inc.	112,700	7,823,634

IT CONSULTING & OTHER SERVICES—1.5%
Cognizant Technology Solutions Corp., Cl. A*	157,600	11,496,920

LEISURE PRODUCTS—1.3%
Coach Inc.	71,600	3,872,844
Polo Ralph Lauren Corp., Cl. A	59,600	6,387,928
		10,260,772
LIFE SCIENCES TOOLS & SERVICES—0.6%
ICON PLC#*	189,959	4,230,387

MANAGED HEALTH CARE—2.6%
Aetna Inc.	363,600	11,976,984
CIGNA Corp.	187,200	7,866,144
		19,843,128
NETWORKING EQUIPMENT—0.5%
Fortinet Inc.*	108,600	4,175,670

OIL & GAS DRILLING—1.6%
Nabors Industries Ltd.*	492,200	12,009,680

OIL & GAS EQUIPMENT & SERVICES—2.5%
Cameron International Corp. *	153,200	8,165,560
National Oilwell Varco Inc.	149,950	11,081,305
		19,246,865
OIL & GAS EXPLORATION & PRODUCTION—4.3%
Concho Resources Inc., /Restricted *,(a)	87,000	8,373,750
Nexen Inc.	497,857	12,521,104
Plains Exploration & Production Co. *	329,100	11,650,140
		32,544,994

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
BM&F Bovespa SA	908,987	$6,350,644

PHARMACEUTICALS—2.2%
Medicis Pharmaceutical Corp., Cl. A	352,400	8,961,532
Mylan Inc. *	323,700	7,496,892
		16,458,424
PRECIOUS METALS & MINERALS—0.4%
Stillwater Mining Co.*	146,500	3,176,120

RAILROADS—1.0%
CSX Corp.	104,400	7,370,640

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
BR Malls Participacoes SA	552,040	5,032,089

REAL ESTATE SERVICES—0.8%
CB Richard Ellis Group, Inc.*	276,600	6,137,754

RESEARCH & CONSULTING SERVICES—1.3%
Verisk Analytic Inc., Cl. A*	287,900	9,739,657

RESTAURANTS—0.9%
Chipotle Mexican Grill Inc. *	17,600	3,852,992
McCormick & Schmick’s Seafood Restaurants Inc. *	354,176	3,187,584
		7,040,576
SEMICONDUCTOR EQUIPMENT—1.6%
Lam Research Corp.*	241,200	12,033,468

SEMICONDUCTORS—7.1%
Altera Corp.	318,400	11,962,287
Applied Micro Circuits Corporation *	327,200	3,219,648
Avago Technologies Ltd.	289,200	8,302,932
Marvell Technology Group Ltd. *	232,800	4,425,528
Netlogic Microsystems Inc. *	210,900	7,351,974
NVIDIA Corp. *	192,500	4,604,600
ON Semiconductor Corp. *	692,000	7,646,600
Skyworks Solutions Inc. *	202,300	6,427,071
		53,940,640
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	95,400	3,844,620

SYSTEMS SOFTWARE—0.5%
Check Point Software Technologies Ltd.*	80,400	3,581,820

WIRELESS TELECOMMUNICATION SERVICES—1.0%
MetroPCS Communications Inc. *	288,200	3,726,426
SBA Communications Corp. *	96,500	3,937,200
		7,663,626
TOTAL COMMON STOCKS (Cost $677,931,605)		739,809,202

CONVERTIBLE PREFERRED STOCK—0.7%

BIOTECHNOLOGY—0.7%
Merrimack Pharmaceuticals Inc., Cl. B-10, *,(L3),(b),(c)	115,098	666,187
Merrimack Pharmaceuticals Inc., Cl. B-3, *,(L3),(d),(e)	11,510	66,620
Merrimack Pharmaceuticals Inc., Cl. B-4, *,(L3),(f),(g)	345,008	1,996,907
Merrimack Pharmaceuticals Inc., Cl. B-7, *,(L3),(b),(c)	115,098	666,187

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—(CONT.)

BIOTECHNOLOGY—(CONT.)
Merrimack Pharmaceuticals Inc., Cl. C-2, *,(L3),(h),(i)	611,759	$2,294,096
		5,689,997
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $5,689,999)		5,689,997

Total Investments (Cost $683,621,604)(j)	98.0%	745,499,199
Other Assets in Excess of Liabilities	2.0	15,592,197

NET ASSETS	100.0%	$761,091,396

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $3,941,100 and represents 1.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $666,188 and represents 0.1% of the net assets of the Fund.

(c)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $666,188 and represents 0.1% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $66,620 and represents 0.0% of the net assets of the Fund.

(e)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $66,620 and represents 0.0% of the net assets of the Fund.

(f)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $1,996,907 and represents 0.3% of the net assets of the Fund.

(g)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $1,996,907 and represents 0.2% of the net assets of the Fund.

(h)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $2,294,096 and represents 0.3% of the net assets of the Fund.

(i)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $2,294,096 and represents 0.3% of the net assets of the Fund.

(j)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $687,688,636 amounted to $57,810,563 which consisted of aggregate gross unrealized appreciation of $82,780,700 and aggregate gross unrealized depreciation of $24,970,137.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.4%

AEROSPACE & DEFENSE—2.2%
AAR Corp. *	452,550	$12,123,815
Esterline Technologies Corp. *	224,775	15,999,484
		28,123,299
APPAREL RETAIL—1.8%
AnnTaylor Stores Corp. *	538,350	11,908,302
Childrens Place Retail Stores Inc., /The *	209,700	8,784,333
Talbots Inc. *	371,400	2,027,844
		22,720,479
APPLICATION SOFTWARE—8.7%
BroadSoft Inc. *	412,500	11,430,375
Cadence Design Systems, Inc. *	1,508,400	13,092,912
Concur Technologies Inc. *	191,350	9,764,591
Nice Systems Ltd. #*	424,655	13,894,711
QLIK Technologies Inc. *	404,800	9,395,408
RealPage Inc. *	346,550	9,492,005
Solera Holdings Inc.	241,600	12,642,928
Taleo Corp., Cl. A *	338,100	9,960,426
Ultimate Software Group Inc. *	208,000	10,108,800
VanceInfo Technologies Inc. #*	281,800	9,834,820
		109,616,976
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Fortress Investment Group LLC*	2,009,800	10,953,410

AUTO PARTS & EQUIPMENT—1.3%
Dana Holding Corp.*	879,900	15,767,808

BIOTECHNOLOGY—2.9%
Cubist Pharmaceuticals Inc. *	235,050	5,156,997
Incyte Corp., Ltd. *	310,500	4,576,770
InterMune Inc. *	256,100	9,570,457
Onyx Pharmaceuticals Inc. *	104,100	3,673,169
Optimer Pharmaceuticals Inc. *	890,812	9,798,931
Savient Pharmaceuticals Inc. *	358,750	3,311,263
		36,087,587
COAL & CONSUMABLE FUELS—0.8%
Patriot Coal Corp.*	384,200	10,054,514

COMMODITY CHEMICALS—0.4%
STR Holdings Inc.*	300,550	5,494,054

COMMUNICATIONS EQUIPMENT—4.3%
Acme Packet Inc. *	148,100	7,964,818
Aruba Networks Inc. *	388,600	8,374,330
Ciena Corp. *	394,800	8,697,444
Finisar Corp. *	488,250	16,258,725
Riverbed Technology Inc. *	356,100	12,773,307
		54,068,624
CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	351,450	10,286,942

DATA PROCESSING & OUTSOURCED SERVICES—1.5%
FleetCor Technologies Inc. *	126,250	3,787,500

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DATA PROCESSING & OUTSOURCED SERVICES—(CONT.)
Wright Express Corp. *	312,685	$14,796,254
		18,583,754
DISTRIBUTORS—1.2%
LKQ Corp.*	610,740	14,755,478

DIVERSIFIED CHEMICALS—0.7%
Solutia Inc.*	401,200	9,396,104

EDUCATION SERVICES—0.6%
American Public Education Inc.*	212,050	7,116,398

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	215,385	14,150,795

ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
GrafTech International Ltd. *	722,700	15,176,700
Woodward Governor Co.	382,000	12,882,950
		28,059,650
ELECTRONIC COMPONENTS—0.5%
Aeroflex Holding Corp.*	385,100	6,042,219

ENVIRONMENTAL & FACILITIES SERVICES—3.1%
Clean Harbors, Inc. *	149,500	13,460,980
Tetra Tech Inc. *	430,900	9,973,181
Waste Connections Inc.	533,400	15,452,598
		38,886,759
FOOD DISTRIBUTORS—0.9%
United Natural Foods Inc.*	296,700	10,977,900

FOOD RETAIL—0.3%
Fresh Market Inc., /The*	119,000	4,375,630

FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	740,150	7,431,106

GOLD—0.5%
Gammon Gold Inc.*	879,600	6,623,388

HEALTH CARE EQUIPMENT—3.5%
Arthrocare Corp. *	196,900	5,511,231
Insulet Corp. *	593,100	10,100,492
MAKO Surgical Corp. *	470,892	7,308,244
Sirona Dental Systems Inc. *	159,300	6,978,933
Thoratec Corp. *	332,650	7,847,214
Wright Medical Group Inc. *	417,700	6,207,022
		43,953,136
HEALTH CARE FACILITIES—0.7%
Healthsouth Corp. *	144,550	3,269,721
LifePoint Hospitals Inc. *	174,000	6,124,800
		9,394,521
HEALTH CARE SERVICES—2.0%
Catalyst Health Solutions, Inc. *	311,700	13,527,780
Gentiva Health Services Inc. *	374,650	8,624,443
HMS Holdings Corp. *	50,700	3,262,038
		25,414,261

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE TECHNOLOGY—2.2%
MedAssets Inc. *	648,350	$12,727,111
Medidata Solutions Inc. *	579,650	14,462,267
		27,189,378
HOME FURNISHING RETAIL—0.9%
Williams-Sonoma Inc.	352,550	11,352,110

HOME FURNISHINGS—0.4%
Ethan Allen Interiors Inc.	217,350	4,868,640

HOTELS RESORTS & CRUISE LINES—1.9%
Gaylord Entertainment Co. *	386,950	12,900,913
Interval Leisure Group *	731,316	11,459,722
		24,360,635
HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	274,850	12,574,388

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Towers Watson & Co.	240,500	13,114,465

INDUSTRIAL MACHINERY—4.0%
Actuant Corp., Cl. A	546,260	15,147,789
Barnes Group Inc.	567,750	11,252,805
Clarcor Inc.	202,550	8,746,109
RBC Bearings Inc. *	417,390	14,512,650
		49,659,353
INTERNET RETAIL—1.1%
Shutterfly Inc.*	429,750	14,306,378

INTERNET SOFTWARE & SERVICES—4.9%
Ancestry.com Inc. *	333,500	11,872,600
GSI Commerce Inc. *	481,722	11,098,875
LogMeIn, Inc. *	323,000	12,445,190
OpenTable Inc. *	182,450	14,344,218
VistaPrint Ltd. *	231,290	11,712,526
		61,473,409
INVESTMENT BANKING & BROKERAGE—1.1%
FXCM Inc. *	335,600	4,554,092
Greenhill & Co., Inc.	140,400	9,746,568
		14,300,660
IT CONSULTING & OTHER SERVICES—0.5%
SRA International, Inc., Cl. A*	217,400	5,800,232

LEISURE FACILITIES—0.8%
Life Time Fitness Inc.*	250,845	10,003,699

LEISURE PRODUCTS—1.3%
Carter’s Inc. *	89,700	2,484,690
Vera Bradley Inc. *	147,850	5,085,301
Warnaco Group Inc., /The *	170,150	8,691,262
		16,261,253
LIFE SCIENCES TOOLS & SERVICES—1.9%
Bruker Corp. *	703,300	12,307,750
Parexel International Corp. *	525,792	12,203,632
		24,511,382

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—1.0%
Amerigroup Corp.*	229,550	$12,021,534

METAL & GLASS CONTAINERS—0.9%
Silgan Holdings Inc.	303,100	11,314,723

NETWORKING EQUIPMENT—0.5%
Fortinet Inc.*	163,150	6,273,118

OFFICE SERVICES & SUPPLIES—0.3%
American Reprographics Co.*	431,000	3,478,170

OIL & GAS EQUIPMENT & SERVICES—1.7%
Cal Dive International Inc. *	803,650	4,934,411
Complete Production Services I *	141,950	3,966,083
Dril-Quip Inc. *	83,820	6,464,198
Lufkin Industries Inc.	96,450	6,435,144
		21,799,836
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Brigham Exploration Co. *	147,900	4,379,319
Energy XXI Bermuda Ltd. *	225,700	6,502,417
Kodiak Oil & Gas Corp. *	1,254,000	7,962,899
Quicksilver Resources Inc. *	318,550	4,781,436
Rosetta Resources Inc. *	181,150	7,236,943
Swift Energy Co. *	96,400	4,112,424
		34,975,438
PACKAGED FOODS & MEATS—1.2%
Diamond Foods, Inc.	124,700	6,206,319
Hain Celestial Group Inc. *	336,415	8,958,731
		15,165,050
PHARMACEUTICALS—1.6%
Auxilium Pharmaceuticals Inc. *	422,080	9,576,995
Medicis Pharmaceutical Corp., Cl. A	421,600	10,721,288
		20,298,283
PRECIOUS METALS & MINERALS—0.6%
Stillwater Mining Co.*	322,000	6,980,960

PUBLISHING—0.8%
Valassis Communications Inc.*	316,200	9,593,508

RAILROADS—1.0%
Genesee & Wyoming Inc., Cl. A*	237,350	12,282,863

REGIONAL BANKS—1.7%
Investors Bancorp, Inc. *	385,250	5,131,530
Signature Bank *	223,000	11,649,520
Susquehanna Bancshares Inc.	252,750	2,416,290
Texas Capital Bancshares Inc. *	112,800	2,751,192
		21,948,532
REINSURANCE—0.4%
Platinum Underwriters Holdings Ltd.	110,800	4,897,360

RESEARCH & CONSULTING SERVICES—1.5%
ICF International Inc. *	324,000	7,810,020
Resources Connection Inc.	560,300	11,228,412
		19,038,432

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESTAURANTS—2.0%
Cheesecake Factory Inc., /The *	363,600	$10,729,835
McCormick & Schmick’s Seafood Restaurants Inc. *	649,267	5,843,403
Sonic Corp. *	877,800	8,418,102
		24,991,340
SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	577,600	13,729,552

SEMICONDUCTOR EQUIPMENT—1.3%
Novellus Systems Inc.*	442,200	15,950,154

SEMICONDUCTORS—4.4%
Applied Micro Circuits Corporation *	932,150	9,172,356
Atheros Communications Inc. *	282,485	12,596,006
Mellanox Technologies Ltd. *	377,450	10,323,258
Monolithic Power Systems Inc. *	471,400	6,915,438
Netlogic Microsystems Inc. *	347,450	12,112,107
RF Micro Devices Inc. *	639,500	4,297,440
		55,416,605
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	243,550	9,815,065

SPECIALTY CHEMICALS—2.0%
Kraton Performance Polymers Inc. *	292,050	9,167,450
Rockwood Holdings Inc. *	377,850	15,336,931
		24,504,381
SPECIALTY STORES—2.0%
OfficeMax Inc. *	216,050	3,471,924
Ulta Salon, Cosmetics & Fragrance, Inc. *	383,000	14,186,319
Vitamin Shoppe Inc. *	281,200	8,922,476
		26,580,719
THRIFTS & MORTGAGE FINANCE—0.3%
Northwest Bancshares Inc.	270,600	3,170,079
TOTAL COMMON STOCKS (Cost $996,009,764)		1,212,336,476

Total Investments (Cost $996,009,764)(a)	96.4%	1,212,336,476
Other Assets in Excess of Liabilities	3.6	44,786,162
NET ASSETS	100.0%	$1,257,122,638

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $996,692,738 amounted to $215,643,738 which consisted of aggregate gross unrealized appreciation of $248,509,417 and aggregate gross unrealized depreciation of $32,865,679.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Large Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31. 2011 in valuing the Funds’ investments carried at fair value:

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$153,135,457	$153,135,457	—	—
Consumer Staples	38,393,376	38,393,376	—	—
Energy	119,598,917	119,598,917	—	—
Financials	68,847,274	68,847,274	—	—
Health Care	89,389,700	89,389,700	—	—
Industrials	173,501,325	173,501,325	—	—
Information Technology	391,040,166	391,040,166	—	—
Materials	49,893,579	49,893,579	—	—
TOTAL COMMON STOCKS	$1,083,799,794	$1,083,799,794	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,083,799,794	$1,083,799,794	—	—

Alger Large Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,352,454	$3,352,454	—	—
Consumer Staples	2,242,623	2,242,623	—	—
Energy	2,662,507	2,662,507	—	—
Financials	1,188,139	1,188,139	—	—
Health Care	2,476,491	2,476,491	—	—
Industrials	2,908,499	2,908,499	—	—
Information Technology	8,079,998	8,079,998	—	—
Materials	1,364,165	1,364,165	—	—
Telecommunication Services	239,042	239,042	—	—
TOTAL COMMON STOCKS	$24,513,918	$24,513,918	—	—
TOTAL INVESTMENTS IN SECURITIES	$24,513,918	$24,513,918	—	—

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$122,140,556	$122,140,556	—	—
Energy	77,671,032	77,671,032	—	—
Financials	59,258,745	59,258,745	—	—
Health Care	80,709,984	80,709,984	—	—
Industrials	137,417,953	137,417,953	—	—
Information Technology	204,336,968	204,336,968	—	—
Materials	50,610,338	50,610,338	—	—
Telecommunication Services	7,663,626	7,663,626	—	—
TOTAL COMMON STOCKS	$739,809,202	$739,809,202	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE PREFERRED STOCK
Health Care	$5,689,997	—	—	$5,689,997
TOTAL INVESTMENTS IN SECURITIES	$745,499,199	$739,809,202	—	$5,689,997

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$225,067,898	$225,067,898	—	—
Consumer Staples	30,518,580	30,518,580	—	—
Energy	66,829,788	66,829,788	—	—
Financials	55,270,041	55,270,041	—	—
Health Care	198,870,082	198,870,082	—	—
Industrials	216,659,485	216,659,485	—	—
Information Technology	333,225,091	333,225,091	—	—
Materials	71,744,716	71,744,716	—	—
Utilities	14,150,795	14,150,795	—	—
TOTAL COMMON STOCKS	$1,212,336,476	$1,212,336,476	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,212,336,476	$1,212,336,476	—	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Mid Cap Growth Institutional Fund	Convertible Preferred Stock
Opening balance at November 1, 2010	$5,689,997
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2011	5,689,997
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2011	$—

For the 3 months ended January 31, 2011, significant transfers between Levels 1 and 2 were as follows:  Alger Capital Appreciation Institutional Fund and Alger Mid Cap Growth Institutional Fund transferred securities totaling $10,444,976 and $12,799,504, respectively, from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

For the 3 months ended January 31, 2011, the Alger Mid Cap Growth Institutional Fund had option purchases of $5,142,226 and option sales of $4,251,810. The effect of derivative instruments on the statement of operations for the 3 months ended January 31, 2011 is as follows:

Amount of realized gain (loss) on derivatives recognized in income

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(1,586,689)
Written Options	696,273
Total	$(890,416)

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 24, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 24, 2011